Investment in securities - Amortized Cost, Carrying Amount and Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Available-for-sale
Amortized cost	$ 2,435,752,000	$ 1,995,050,000
Gross unrealized gains	1,451,000	1,382,000
Gross unrealized losses	(164,717,000)	(165,303,000)
Available-for-sale investments	2,272,486,000	1,831,129,000
Held-to-maturity
Amortized cost	3,240,290,000	3,461,097,000
Gross unrealized gains	0	0
Gross unrealized losses	(569,250,000)	(484,388,000)
Held-to-maturity, fair value	2,671,040,000	2,976,709,000
Impairments recognized in other comprehensive income for HTM investments	0	0
Non-credit impairments recognized in accumulated other comprehensive loss, held-to-maturity investments			$ 0
US government and federal agencies
Available-for-sale
Amortized cost	2,324,841,000	1,721,278,000
Gross unrealized gains	1,451,000	1,382,000
Gross unrealized losses	(162,673,000)	(158,875,000)
Available-for-sale investments	2,163,619,000	1,563,785,000
Held-to-maturity
Amortized cost	3,240,290,000	3,461,097,000
Gross unrealized gains	0	0
Gross unrealized losses	(569,250,000)	(484,388,000)
Held-to-maturity, fair value	2,671,040,000	2,976,709,000
Non-US governments debt securities
Available-for-sale
Amortized cost	93,803,000	254,532,000
Gross unrealized gains	0	0
Gross unrealized losses	(335,000)	(4,355,000)
Available-for-sale investments	93,468,000	250,177,000
Asset-backed securities - Student loans
Available-for-sale
Amortized cost	40,000	40,000
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Available-for-sale investments	40,000	40,000
Residential mortgage-backed securities
Available-for-sale
Amortized cost	17,068,000	19,200,000
Gross unrealized gains	0	0
Gross unrealized losses	(1,709,000)	(2,073,000)
Available-for-sale investments	$ 15,359,000	$ 17,127,000